UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22873

Name of Fund: BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 10/31/2014

Item 1 –	Report to Stockholders

OCTOBER 31, 2014

ANNUAL REPORT

BlackRock CoRI Funds

>	BlackRock CoRI 2015 Fund
>	BlackRock CoRI 2017 Fund
>	BlackRock CoRI 2019 Fund
>	BlackRock CoRI 2021 Fund
>	BlackRock CoRI 2023 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Shareholder Letter

Dear Shareholder,

The final months of 2013 were generally positive for most risk assets such as equities and high yield bonds even as investors were grappling with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. Higher quality bonds and emerging market investments, however, struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress and U.S. economic data weakened. Equities declined in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the soft patch in U.S. data was temporary and weather-related, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising tensions in Russia and Ukraine and signs of decelerating growth in China. Equity markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, reassurance from the Fed that no changes to short-term interest rates were on the horizon.

In the ongoing low-yield environment, income-seeking investors moved into equities, pushing major indices to record levels. However, as stock prices continued to rise, investors became wary of high valuations and began shedding the stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names. The broad rotation into cheaper valuations resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging markets benefited from the trend after having suffered heavy selling pressure in early 2014.

Volatility ticked up in the middle of the summer. Markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August, allowing markets to rebound briefly amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised concerns that the Fed would increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes stoked increasing volatility in financial markets. Escalating geopolitical risks further fueled the fire. The U.S. renewed its involvement in Iraq and the European Union imposed additional sanctions against Russia, while Scottish voters contemplated separating from the United Kingdom.

U.S. risk assets made a comeback in October while other developed markets continued their descent. This divergence in market performance moved in tandem with economic momentum and central bank policy. As the U.S. economy continued to strengthen, the need for monetary policy accommodation diminished. Meanwhile, economies in other parts of the developed world decelerated and central banks in Europe and Japan implemented aggressive measures to stimulate growth.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended October 31, 2014. U.S. small caps experienced significantly higher volatility than large caps, but nonetheless generated positive returns. International developed market equities broadly declined while emerging markets posted modest gains. Most fixed income assets produced positive results as rates generally fell. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

U.S. financial markets generally outperformed other parts of the world given stronger economic growth and corporate earnings, the continuation of low interest rates and the appeal of relative stability amid rising geopolitical uncertainty.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.22%	17.27%
U.S. small cap equities (Russell 2000® Index)	4.83	8.06
International equities (MSCI Europe, Australasia, Far East Index)	(4.83)	(0.60)
Emerging market equities (MSCI Emerging Markets Index)	3.74	0.64
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.29	5.21
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.35	4.14
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.54	7.94
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.05	5.82

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2014	BlackRock CoRI Funds

Portfolio Management Commentary

How did the Funds perform?

• For the period from the Funds’ inception on January 31, 2014 through October 31, 2014, each of the Funds underperformed its respective benchmark BlackRock Cost of Retirement Index (“CoRI”).

What factors influenced performance?

• The Funds underperformed their respective benchmarks based on individual share class expenses. The returns for the Funds include fund expenses. The benchmarks have no expenses associated with performance. Additionally, the Funds overweight position in the banking industry detracted from performance for the period.

• Conversely, the Funds benefited from an underweight in the energy sector, particularly drillers, as the oil field service industry struggled in 2014. The Funds also benefitted from holding overweights in certain non-cyclical sectors such as tobacco.

Describe recent portfolio activity.

• During the period, the Funds were rebalanced on a monthly basis to reflect changes in their respective benchmarks. Each Fund’s benchmark has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings. On a monthly basis, the strategic allocation of each Fund’s benchmark is systematically adjusted to reflect the shareholders’ remaining investment time horizon.

Describe portfolio positioning at period end.

• As of period end, the Funds were underweight in energy and consumer non-cyclicals and overweight in communications and consumer cyclicals relative to their respective benchmarks. This positioning reflected the investment advisor’s view that global growth would remain challenged. The Funds’ duration (sensitivity to interest rate movements) remained in line with their respective benchmarks as of period end.

4	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

BlackRock CoRI 2015 Fund

Investment Objective

BlackRock CoRI 2015 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2015.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/14
U.S. Treasury Obligations	69%
Corporate Bonds	31

Credit Quality Allocation[1]	10/31/14
AAA/Aaa[2]	69%
AA/Aa	2
A	19
BBB/Baa	10
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	5

BlackRock CoRI 2015 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2014

		Total Returns[4]
		Since Inception[5]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	6.51%	9.60%	N/A
Investor A	6.42	9.40	5.02%
Cost of Retirement Index 2015	6.72	10.23	N/A
[4]	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,065.10	$1.30	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,064.20	$2.60	$1,000.00	$1,022.68	$2.55	0.50%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
6	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

BlackRock CoRI 2017 Fund

Investment Objective

BlackRock CoRI 2017 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2017.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/14
U.S. Treasury Obligations	70%
Corporate Bonds	30

Credit Quality Allocation[1]	10/31/14
AAA/Aaa[2]	70%
AA/Aa	2
A	18
BBB/Baa	10
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	7

BlackRock CoRI 2017 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2014

		Total Returns[4]
		Since Inception[5]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	7.33%	11.30%	N/A
Investor A	7.24	11.10	6.66%
Cost of Retirement Index 2017	7.56	11.95	N/A
[4]	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,073.30	$1.31	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,072.40	$2.61	$1,000.00	$1,022.68	$2.55	0.50%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
8	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

BlackRock CoRI 2019 Fund

Investment Objective

BlackRock CoRI 2019 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2019.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/14
U.S. Treasury Obligations	70%
Corporate Bonds	30

Credit Quality Allocation[1]	10/31/14
AAA/Aaa[2]	70%
AA/Aa	2
A	17
BBB/Baa	11
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	9

BlackRock CoRI 2019 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2014

		Total Returns[4]
		Since Inception[5]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	8.34%	13.00%	N/A
Investor A	8.35	12.90	8.38%
Cost of Retirement Index 2019	8.59	13.72	N/A
[4]	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,083.40	$1.31	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,083.50	$2.63	$1,000.00	$1,022.68	$2.55	0.50%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
10	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

BlackRock CoRI 2021 Fund

Investment Objective

BlackRock CoRI 2021 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2021.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/14
U.S. Treasury Obligations	67%
Corporate Bonds	33

Credit Quality Allocation[1]	10/31/14
AAA/Aaa[2]	67%
AA/Aa	3
A	19
BBB/Baa	11
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	11

BlackRock CoRI 2021 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2014

		Total Returns[4]
		Since Inception[5]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	8.98%	14.10%	N/A
Investor A	8.89	13.90	9.34%
Cost of Retirement Index 2021	9.21	15.09	N/A
[4]	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,089.80	$1.32	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,088.90	$2.63	$1,000.00	$1,022.68	$2.55	0.50%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
12	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

BlackRock CoRI 2023 Fund

Investment Objective

BlackRock CoRI 2023 Fund’s (the “Fund”) investment objective is to seek to provide long-term investment results that correspond to the total return of the BlackRock CoRI Retirement Index 2023.

Overview of the Fund’s Long-Term Investments

Portfolio Composition	10/31/14
U.S. Treasury Obligations	64%
Corporate Bonds	36

Credit Quality Allocation[1]	10/31/14
AAA/Aaa[2]	64%
AA/Aa	3
A	21
BBB/Baa	12
[1]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.
[2]	Includes U.S. Treasury Obligations which are deemed AAA/Aaa by the investment advisor.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	13

BlackRock CoRI 2023 Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	An unmanaged total return index comprised of approximately 300 to 400 investment grade fixed-income securities, including corporate U.S. dollar-denominated bonds (issued by U.S. and non-U.S. entities), U.S. government bonds, and Treasuries (bonds and STRIPS).
[3]	Commencement of operations.

Performance Summary for the Period Ended October 31, 2014

		Total Returns[4]
		Since Inception[5]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	9.78%	15.60%	N/A
Investor A	9.59	15.40	10.78%
Cost of Retirement Index 2023	9.96	16.66	N/A
[4]	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 15 for a detailed description of share classes, including any related sales charges and fees.
[5]	The Fund commenced operations on January 31, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,097.80	$1.32	$1,000.00	$1,023.95	$1.28	0.25%
Investor A	$1,000.00	$1,095.90	$2.64	$1,000.00	$1,022.68	$2.55	0.50%
[6]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period shown).
[7]	Hypothetical 5% annual return before expenses is pro rated for the number of days in the most recent fiscal period.
See “Disclosure of Expenses” on page 15 for further information on how expenses were calculated.
14	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

About Fund Performance

• Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

• Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived a portion of its investment advisory fee. Without such waiver, the Funds’ performance would have been lower.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges:
(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on May 1, 2014 and held through October 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, foreign currency exchange rate and/or other risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower distributions paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	15

Schedule of Investments October 31, 2014	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$10	$9,769
Northrop Grumman Corp., 3.25%, 8/01/23	25	24,943
United Technologies Corp.:
3.10%, 6/01/22	15	15,254
4.50%, 6/01/42	40	42,692
		92,658
Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	10	10,950
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,554
Banks — 1.1%
BNP Paribas SA, 3.25%, 3/03/23	20	20,043
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,920
Wells Fargo & Co.:
3.50%, 3/08/22	25	25,851
3.45%, 2/13/23	25	24,963
5.38%, 11/02/43	20	22,363
5.61%, 1/15/44	10	11,456
		119,596
Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,400
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,922
Diageo Investment Corp., 2.88%, 5/11/22	25	24,833
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,381
PepsiCo, Inc.:
2.75%, 3/01/23	35	34,157
4.00%, 3/05/42	10	9,612
		113,305
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	15	18,538
Capital Markets — 2.4%
The Bank of New York Mellon Corp., 4.15%, 2/01/21	25	27,173
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,644
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	40,112
6.13%, 2/15/33	35	42,623
6.75%, 10/01/37	30	36,779
Morgan Stanley:
3.75%, 2/25/23	50	50,640
5.00%, 11/24/25	25	26,571
6.38%, 7/24/42	10	12,876
State Street Corp., 3.70%, 11/20/23	10	10,366
		267,784
Chemicals — 0.8%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,323
5.38%, 3/15/44	10	10,637
The Dow Chemical Co., 7.38%, 11/01/29	5	6,712
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,465
Corporate Bonds	Par (000)	Value
Chemicals (concluded)
Ecolab, Inc., 4.35%, 12/08/21	$25	$27,342
LYB International Finance BV, 4.88%, 3/15/44	5	5,170
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	6,066
		85,715
Commercial Services & Supplies — 0.2%
Republic Services, Inc., 5.25%, 11/15/21	25	28,236
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	20	24,496
Consumer Finance — 0.9%
American Express Co., 4.05%, 12/03/42	10	9,641
Capital One Financial Corp., 3.50%, 6/15/23	25	24,977
HSBC Finance Corp., 6.68%, 1/15/21	25	29,462
John Deere Capital Corp., 2.80%, 1/27/23	10	9,834
MasterCard, Inc., 3.38%, 4/01/24	25	25,536
		99,450
Diversified Financial Services — 4.7%
Bank of America Corp.:
5.63%, 7/01/20	25	28,391
3.30%, 1/11/23	45	44,616
4.13%, 1/22/24	25	26,000
5.00%, 1/21/44	20	21,855
4.88%, 4/01/44	15	16,064
Citigroup, Inc.:
3.88%, 10/25/23	25	25,736
5.50%, 9/13/25	25	27,694
8.13%, 7/15/39	15	22,575
6.68%, 9/13/43	10	12,715
General Electric Capital Corp.:
3.10%, 1/09/23	50	50,089
6.75%, 3/15/32	50	66,485
6.88%, 1/10/39	15	20,545
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	81,591
3.38%, 5/01/23	25	24,413
6.40%, 5/15/38	25	32,106
5.63%, 8/16/43	5	5,707
Northern Trust Corp., 3.95%, 10/30/25	10	10,394
		516,976
Diversified Telecommunication Services — 3.1%
AT&T, Inc.:
3.00%, 2/15/22	25	24,717
6.30%, 1/15/38	25	30,209
5.35%, 9/01/40	15	16,015
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,839
Verizon Communications, Inc.:
4.50%, 9/15/20	25	27,143
5.15%, 9/15/23	50	55,994
6.40%, 9/15/33	65	79,174
6.55%, 9/15/43	40	50,424
4.86%, 8/21/46 (a)	40	40,792
		337,307

Portfolio Abbreviations

STRIPS	Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

16	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Electric Utilities — 1.2%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	$10	$12,552
Duke Energy Florida, Inc., 6.40%, 6/15/38	20	27,099
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,697
Georgia Power Co., 4.30%, 3/15/42	15	15,401
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	31,190
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,824
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,893
		135,656
Energy Equipment & Services — 0.9%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,316
Halliburton Co., 7.45%, 9/15/39	15	21,564
Kinder Morgan Energy Partners LP:
5.30%, 9/15/20	25	27,485
6.95%, 1/15/38	5	5,837
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	20,996
Williams Partners LP, 6.30%, 4/15/40	5	5,770
		98,968
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	10	12,520
Walgreen Co., 3.10%, 9/15/22	10	9,798
		22,318
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,719
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,106
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	10,669
Mondelez International, Inc., 6.50%, 2/09/40	10	12,731
		47,225
Health Care Equipment & Supplies — 0.1%
Medtronic, Inc., 4.63%, 3/15/44	6	6,229
Health Care Providers & Services — 0.8%
Cardinal Health, Inc., 3.20%, 3/15/23	15	14,794
Express Scripts Holding Co., 4.75%, 11/15/21	25	27,454
UnitedHealth Group, Inc., 6.88%, 2/15/38	15	20,561
WellPoint, Inc., 5.10%, 1/15/44	20	21,748
		84,557
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,915
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,730
Insurance — 1.3%
Aflac, Inc., 3.63%, 6/15/23	15	15,216
The Allstate Corp., 3.15%, 6/15/23	10	9,970
American International Group, Inc.:
3.38%, 8/15/20	25	25,939
4.13%, 2/15/24	25	26,329
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,832
AXA SA, 8.60%, 12/15/30	5	6,731
MetLife, Inc., 4.88%, 11/13/43	25	27,128
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,843
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,706
		145,694
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	27,114
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,192
Corporate Bonds	Par (000)	Value
Media — 2.7%
21st Century Fox America, Inc., 6.40%, 12/15/35	$35	$44,613
Comcast Corp.:
3.13%, 7/15/22	25	25,454
4.25%, 1/15/33	5	5,098
6.45%, 3/15/37	30	38,590
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.80%, 3/15/22	25	25,466
5.15%, 3/15/42	5	5,081
Discovery Communications LLC, 6.35%, 6/01/40	10	12,001
NBCUniversal Media LLC, 5.95%, 4/01/41	15	18,486
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	18,875
6.75%, 6/15/39	5	6,476
Time Warner, Inc.:
4.05%, 12/15/23	25	25,985
7.63%, 4/15/31	25	34,149
5.35%, 12/15/43	10	10,990
Viacom, Inc., 4.38%, 3/15/43	10	9,213
The Walt Disney Co., 2.35%, 12/01/22	15	14,537
		295,014
Metals & Mining — 1.3%
Barrick Gold Corp., 4.10%, 5/01/23	30	28,997
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,691
5.00%, 9/30/43	10	11,168
Newmont Mining Corp., 6.25%, 10/01/39	5	4,993
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	21,775
Southern Copper Corp., 5.25%, 11/08/42	15	14,076
Vale Overseas Ltd.:
4.38%, 1/11/22	25	25,392
6.88%, 11/10/39	15	17,004
		139,096
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,205
Oil, Gas & Consumable Fuels — 1.4%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,817
ConocoPhillips, 6.50%, 2/01/39	10	13,263
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	20,265
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	20,901
Encana Corp., 6.50%, 2/01/38	15	18,521
Hess Corp., 5.60%, 2/15/41	15	16,998
Phillips 66, 5.88%, 5/01/42	5	5,971
Suncor Energy, Inc., 6.50%, 6/15/38	25	32,659
		152,395
Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.90%, 11/06/22	25	24,319
4.40%, 11/06/42	10	9,880
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,234
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,603
Merck & Co., Inc., 2.80%, 5/18/23	25	24,756
Pfizer, Inc., 7.20%, 3/15/39	25	35,158
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,242
		163,192
Road & Rail — 0.1%
Norfolk Southern Corp., 4.84%, 10/01/41	15	16,326

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	17

Schedule of Investments (continued)	BlackRock CoRI 2015 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., 4.80%, 10/01/41	$20	$21,417
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,139
5.38%, 7/15/40	15	17,363
		41,502
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	18,947
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett-Packard Co.:
4.65%, 12/09/21	25	26,840
6.00%, 9/15/41	5	5,575
		32,415
Tobacco — 0.5%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,351
5.38%, 1/31/44	10	10,947
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,444
4.88%, 11/15/43	15	16,277
		53,019
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	15	18,557
Vodafone Group PLC:
2.95%, 2/19/23	15	14,358
6.15%, 2/27/37	20	23,397
		56,312
Total Corporate Bonds — 30.4%		3,347,003

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.00%, 2/15/26	10	13,501
6.13%, 8/15/29	10	14,244
4.50%, 2/15/36	40	50,681
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
4.38%, 2/15/38	$50	$62,180
4.38%, 11/15/39	140	175,109
4.38%, 5/15/41	150	188,601
3.13%, 2/15/42	150	152,461
2.75%, 11/15/42	150	141,012
3.63%, 8/15/43	100	110,930
3.75%, 11/15/43	130	147,489
3.63%, 2/15/44	20	22,195
3.38%, 5/15/44	10	10,608
3.13%, 8/15/44	30	30,370
U.S. Treasury Notes:
2.63%, 8/15/20	150	156,434
2.13%, 8/31/20	40	40,594
2.38%, 12/31/20	600	615,563
2.13%, 1/31/21	20	20,205
3.63%, 2/15/21	350	385,000
3.13%, 5/15/21	230	246,082
1.75%, 5/15/23	340	327,250
2.75%, 11/15/23	130	135,190
2.75%, 2/15/24	60	62,316
2.50%, 5/15/24	30	30,483
2.38%, 8/15/24	95	95,371
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (b)	6,710	4,239,076
Total U.S. Treasury Obligations — 67.9%		7,472,945
Total Long-Term Investments (Cost — $10,138,048) — 98.3%		10,819,948

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	127,311	127,311
Total Short-Term Securities (Cost — $127,311) — 1.1%		127,311
Total Investments (Cost — $10,265,359) — 99.4%		10,947,259
Other Assets Less Liabilities — 0.6%		62,534
Net Assets — 100.0%		$11,009,793

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,311	127,311	$47
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

18	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2015 Fund
•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	December 2014	$141,094	$2,157
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,819,948	—	$10,819,948
Short-Term Securities	$127,311	—	—	127,311
Total	$127,311	$10,819,948	—	$10,947,259
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,157	—	—	$2,157
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	19

Schedule of Investments October 31, 2014	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.8%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,655
Northrop Grumman Corp., 3.25%, 8/01/23	10	9,977
United Technologies Corp.:
3.10%, 6/01/22	10	10,169
4.50%, 6/01/42	50	53,366
		88,167
Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	16,425
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,108
Banks — 0.9%
BNP Paribas SA, 3.25%, 3/03/23	5	5,011
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,920
Wells Fargo & Co.:
3.45%, 2/13/23	25	24,964
5.38%, 11/02/43	30	33,544
5.61%, 1/15/44	15	17,183
		95,622
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,801
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	25	23,921
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,381
PepsiCo, Inc.:
2.75%, 3/01/23	15	14,639
4.00%, 3/05/42	20	19,225
		88,967
Biotechnology — 0.2%
Amgen, Inc., 6.40%, 2/01/39	20	24,717
Capital Markets — 1.9%
Credit Suisse USA, Inc., 7.13%, 7/15/32	15	20,645
The Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,028
6.13%, 2/15/33	45	54,801
6.75%, 10/01/37	35	42,909
Morgan Stanley:
3.75%, 2/25/23	25	25,320
5.00%, 11/24/25	25	26,571
6.38%, 7/24/42	20	25,751
State Street Corp., 3.70%, 11/20/23	10	10,366
		216,391
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,323
5.38%, 3/15/44	10	10,637
The Dow Chemical Co., 7.38%, 11/01/29	10	13,425
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,465
LYB International Finance BV, 4.88%, 3/15/44	5	5,170
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,132
		71,152
Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,567
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	25	30,620
Consumer Finance — 0.7%
American Express Co., 4.05%, 12/03/42	10	9,641
Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
Capital One Financial Corp., 3.50%, 6/15/23	$25	$24,977
John Deere Capital Corp., 2.80%, 1/27/23	15	14,750
MasterCard, Inc., 3.38%, 4/01/24	25	25,536
		74,904
Diversified Financial Services — 4.4%
Bank of America Corp.:
3.30%, 1/11/23	45	44,616
4.13%, 1/22/24	25	26,001
5.00%, 1/21/44	30	32,782
4.88%, 4/01/44	30	32,128
Citigroup, Inc.:
3.88%, 10/25/23	25	25,736
5.50%, 9/13/25	25	27,694
8.13%, 7/15/39	20	30,100
6.68%, 9/13/43	25	31,789
General Electric Capital Corp.:
3.10%, 1/09/23	25	25,044
6.75%, 3/15/32	50	66,485
6.88%, 1/10/39	20	27,393
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	48,825
6.40%, 5/15/38	25	32,106
5.60%, 7/15/41	10	11,837
5.63%, 8/16/43	15	17,123
Northern Trust Corp., 3.95%, 10/30/25	10	10,394
		490,053
Diversified Telecommunication Services — 3.1%
AT&T, Inc.:
6.30%, 1/15/38	35	42,292
5.35%, 9/01/40	15	16,015
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	12,839
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,994
6.40%, 9/15/33	90	109,626
6.55%, 9/15/43	50	63,030
4.86%, 8/21/46 (a)	50	50,990
		350,786
Electric Utilities — 1.6%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	10	12,552
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,961
Duke Energy Florida, Inc., 6.40%, 6/15/38	30	40,649
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	11,697
Georgia Power Co., 4.30%, 3/15/42	25	25,669
Pacific Gas & Electric Co., 6.05%, 3/01/34	30	37,428
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,824
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,893
		177,673
Energy Equipment & Services — 0.8%
Enterprise Products Operating LLC, 5.70%, 2/15/42	15	17,316
Halliburton Co., 7.45%, 9/15/39	15	21,564
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	15	17,512
TransCanada PipeLines Ltd., 7.63%, 1/15/39	15	20,996
Williams Partners LP, 6.30%, 4/15/40	10	11,541
		88,929
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	10	12,520
Walgreen Co., 3.10%, 9/15/22	15	14,697
		27,217

See Notes to Financial Statements.

20	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	$10	$10,719
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,106
Kraft Foods Group, Inc., 5.00%, 6/04/42	10	10,669
Mondelez International, Inc., 6.50%, 2/09/40	10	12,731
		47,225
Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,190
Medtronic, Inc., 4.63%, 3/15/44	7	7,267
		13,457
Health Care Providers & Services — 0.6%
Cardinal Health, Inc., 3.20%, 3/15/23	10	9,862
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	34,269
WellPoint, Inc., 5.10%, 1/15/44	20	21,748
		65,879
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,915
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	15	20,730
Insurance — 1.2%
Aflac, Inc., 3.63%, 6/15/23	10	10,144
The Allstate Corp., 3.15%, 6/15/23	15	14,955
American International Group, Inc., 4.13%, 2/15/24	25	26,329
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,832
AXA SA, 8.60%, 12/15/30	10	13,462
MetLife, Inc., 4.88%, 11/13/43	30	32,554
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,264
The Travelers Cos., Inc., 4.60%, 8/01/43	10	10,706
		138,246
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,192
Media — 2.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	45	57,360
Comcast Corp.:
3.13%, 7/15/22	25	25,454
4.25%, 1/15/33	15	15,295
6.45%, 3/15/37	35	45,022
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	10	10,161
Discovery Communications LLC, 6.35%, 6/01/40	10	12,001
NBCUniversal Media LLC, 5.95%, 4/01/41	25	30,810
Time Warner Cable, Inc.:
6.55%, 5/01/37	15	18,875
6.75%, 6/15/39	10	12,953
Time Warner, Inc.:
4.05%, 12/15/23	25	25,985
7.63%, 4/15/31	25	34,149
5.35%, 12/15/43	20	21,980
Viacom, Inc., 4.38%, 3/15/43	10	9,213
The Walt Disney Co., 2.35%, 12/01/22	10	9,691
		328,949
Metals & Mining — 1.1%
Barrick Gold Corp., 4.10%, 5/01/23	25	24,164
Barrick North America Finance LLC, 5.75%, 5/01/43	5	4,837
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,460
5.00%, 9/30/43	10	11,169
Newmont Mining Corp., 6.25%, 10/01/39	10	9,986
Corporate Bonds	Par (000)	Value
Metals & Mining (concluded)
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	$15	$16,331
Southern Copper Corp., 5.25%, 11/08/42	15	14,076
Vale Overseas Ltd., 6.88%, 11/10/39	30	34,009
		125,032
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	30	28,807
Oil, Gas & Consumable Fuels — 1.8%
BP Capital Markets PLC, 2.75%, 5/10/23	25	23,817
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,102
ConocoPhillips, 6.50%, 2/01/39	15	19,894
ConocoPhillips Holding Co., 6.95%, 4/15/29	20	27,020
Devon Financing Corp. LLC, 7.88%, 9/30/31	15	20,902
Encana Corp., 6.50%, 2/01/38	15	18,521
Hess Corp., 5.60%, 2/15/41	20	22,664
Phillips 66, 5.88%, 5/01/42	15	17,912
Suncor Energy, Inc., 6.50%, 6/15/38	30	39,190
		202,022
Pharmaceuticals — 1.5%
AbbVie, Inc.:
2.90%, 11/06/22	25	24,319
4.40%, 11/06/42	10	9,880
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,234
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,603
Merck & Co., Inc., 2.80%, 5/18/23	25	24,756
Pfizer, Inc., 7.20%, 3/15/39	30	42,189
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,242
		170,223
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	21,768
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	32,125
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,139
5.38%, 7/15/40	20	23,150
		47,289
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	15	18,947
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,575
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,527
5.38%, 1/31/44	20	21,894
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,296
4.88%, 11/15/43	25	27,128
		74,845
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	24,742
Vodafone Group PLC:
2.95%, 2/19/23	10	9,572
6.15%, 2/27/37	25	29,246
		63,560
Total Corporate Bonds — 29.4%		3,301,084

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	21

Schedule of Investments (continued)	BlackRock CoRI 2017 Fund (Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
7.25%, 8/15/22	$140	$192,095
7.50%, 11/15/24	130	190,541
6.00%, 2/15/26	200	270,031
6.38%, 8/15/27	190	269,384
4.50%, 2/15/36	150	190,055
4.38%, 2/15/38	170	211,411
4.50%, 5/15/38	70	88,665
4.38%, 11/15/39	230	287,680
4.38%, 5/15/41	350	440,070
3.13%, 2/15/42	350	355,742
2.75%, 11/15/42	350	329,027
3.63%, 8/15/43	400	443,719
3.75%, 11/15/43	180	204,215
3.63%, 2/15/44	50	55,488
3.38%, 5/15/44	55	58,347
3.13%, 8/15/44	75	75,926
U.S. Treasury Notes:
1.63%, 8/15/22	150	144,551
1.63%, 11/15/22	150	143,965
1.75%, 5/15/23	300	288,750
2.50%, 8/15/23	130	132,671
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes (concluded):
2.75%, 11/15/23	$300	$311,977
2.75%, 2/15/24	180	186,947
2.50%, 5/15/24	70	71,127
2.38%, 8/15/24	160	160,625
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (b)	4,855	2,610,621
Total U.S. Treasury Obligations — 68.8%		7,713,630
Total Long-Term Investments (Cost — $10,194,783) — 98.2%		11,014,714

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	95,397	95,397
Total Short-Term Securities (Cost — $95,397) — 0.9%		95,397
Total Investments (Cost — $10,290,180) — 99.1%		11,110,111
Other Assets Less Liabilities — 0.9%		104,964
Net Assets — 100.0%		$11,215,075

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	95,397	95,397	$31
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	December 2014	$141,094	$2,157
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

22	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2017 Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,014,714	—	$11,014,714
Short-Term Securities	$95,397	—	—	95,397
Total	$95,397	$11,014,714	—	$11,110,111
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,157	—	—	$2,157
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	23

Schedule of Investments October 31, 2014	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp., 4.07%, 12/15/42	$15	$14,654
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,873
United Technologies Corp., 4.50%, 6/01/42	65	69,375
		99,902
Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	16,425
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,108
Banks — 0.8%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,920
Wells Fargo & Co.:
5.38%, 11/02/43	40	44,726
5.61%, 1/15/44	25	28,639
		88,285
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	20	20,801
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,380
PepsiCo, Inc., 4.00%, 3/05/42	30	28,838
		60,019
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	25	30,897
Capital Markets — 1.9%
Credit Suisse USA, Inc., 7.13%, 7/15/32	35	48,171
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	30,445
6.75%, 10/01/37	50	61,299
Morgan Stanley:
5.00%, 11/24/25	25	26,571
6.38%, 7/24/42	20	25,751
3.88%, 4/29/24	25	25,327
		217,564
Chemicals — 0.4%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,323
5.38%, 3/15/44	10	10,637
The Dow Chemical Co., 7.38%, 11/01/29	10	13,425
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,759
LYB International Finance BV, 4.88%, 3/15/44	5	5,170
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,133
		51,447
Commercial Services & Supplies — 0.1%
Waste Management, Inc., 6.13%, 11/30/39	10	12,567
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	30	36,744
Consumer Finance — 0.3%
American Express Co., 4.05%, 12/03/42	10	9,641
MasterCard, Inc., 3.38%, 4/01/24	25	25,536
		35,177
Diversified Financial Services — 3.7%
Bank of America Corp.:
5.00%, 1/21/44	85	92,883
4.88%, 4/01/44	5	5,355
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Citigroup, Inc.:
5.50%, 9/13/25	$25	$27,694
8.13%, 7/15/39	30	45,149
6.68%, 9/13/43	15	19,073
5.30%, 5/06/44	25	26,570
General Electric Capital Corp.:
6.75%, 3/15/32	60	79,782
5.88%, 1/14/38	5	6,135
6.88%, 1/10/39	30	41,090
JPMorgan Chase & Co.:
6.40%, 5/15/38	30	38,528
5.60%, 7/15/41	20	23,674
5.63%, 8/16/43	25	28,538
		434,471
Diversified Telecommunication Services — 3.5%
AT&T, Inc.:
6.30%, 1/15/38	40	48,333
5.35%, 9/01/40	25	26,692
Telefonica Emisiones SAU, 7.05%, 6/20/36	15	19,259
Verizon Communications, Inc.:
6.40%, 9/15/33	120	146,168
6.55%, 9/15/43	90	113,454
4.86%, 8/21/46 (a)	50	50,990
		404,896
Electric Utilities — 2.0%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	10	12,552
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,961
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	54,199
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	17,545
Georgia Power Co., 4.30%, 3/15/42	30	30,803
MidAmerican Energy Holdings Co., 6.50%, 9/15/37	10	13,163
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	43,666
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	19,237
Virginia Electric & Power Co., 8.88%, 11/15/38	20	33,190
		236,316
Energy Equipment & Services — 1.0%
Enterprise Products Operating LLC, 5.70%, 2/15/42	20	23,088
Halliburton Co., 7.45%, 9/15/39	20	28,751
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	20	23,349
TransCanada PipeLines Ltd., 7.63%, 1/15/39	20	27,995
Williams Partners LP, 6.30%, 4/15/40	10	11,541
		114,724
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	15	18,780
Food Products — 0.6%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	16,079
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,106
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,399
5.00%, 6/04/42	15	16,004
Mondelez International, Inc., 6.50%, 2/09/40	15	19,096
		70,684
Health Care Equipment & Supplies — 0.4%
Covidien International Finance SA, 6.55%, 10/15/37	25	32,778
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,190
Medtronic, Inc., 4.63%, 3/15/44	8	8,305
		47,273

See Notes to Financial Statements.

24	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., 6.88%, 2/15/38	$25	$34,269
WellPoint, Inc., 5.10%, 1/15/44	25	27,184
		61,453
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	15	19,373
Household Products — 0.2%
Kimberly-Clark Corp., 6.63%, 8/01/37	20	27,640
Insurance — 1.3%
The Allstate Corp., 4.50%, 6/15/43	15	15,692
American International Group, Inc., 4.13%, 2/15/24	25	26,329
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,832
AXA SA, 8.60%, 12/15/30	10	13,463
MetLife, Inc., 4.88%, 11/13/43	35	37,979
Prudential Financial, Inc., 6.63%, 12/01/37	20	25,685
The Travelers Cos., Inc., 4.60%, 8/01/43	15	16,059
		146,039
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	18,923
Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	60	76,480
Comcast Corp.:
4.25%, 1/15/33	20	20,393
6.45%, 3/15/37	40	51,454
4.75%, 3/01/44	25	26,861
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	15	15,242
Discovery Communications LLC, 6.35%, 6/01/40	10	12,001
NBCUniversal Media LLC, 5.95%, 4/01/41	10	12,324
Time Warner Cable, Inc.:
6.55%, 5/01/37	20	25,166
6.75%, 6/15/39	10	12,952
Time Warner, Inc.:
4.05%, 12/15/23	25	25,985
7.63%, 4/15/31	35	47,809
5.35%, 12/15/43	30	32,971
Viacom, Inc., 4.38%, 3/15/43	15	13,820
The Walt Disney Co., 4.13%, 6/01/44	5	5,151
		378,609
Metals & Mining — 1.3%
Barrick Gold Corp., 4.10%, 5/01/23	20	19,331
Barrick North America Finance LLC, 5.75%, 5/01/43	5	4,837
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	10	9,859
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,921
Newmont Mining Corp., 6.25%, 10/01/39	10	9,986
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	21,775
Southern Copper Corp., 5.25%, 11/08/42	20	18,768
Vale Overseas Ltd., 6.88%, 11/10/39	35	39,677
		152,154
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	38,409
Oil, Gas & Consumable Fuels — 2.0%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,102
ConocoPhillips, 6.50%, 2/01/39	20	26,526
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	33,775
Devon Financing Corp. LLC, 7.88%, 9/30/31	20	27,869
Encana Corp., 6.50%, 2/01/38	20	24,695
Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Hess Corp., 5.60%, 2/15/41	$25	$28,330
Phillips 66, 5.88%, 5/01/42	20	23,883
Suncor Energy, Inc., 6.50%, 6/15/38	35	45,722
Valero Energy Corp., 6.63%, 6/15/37	5	6,147
		229,049
Pharmaceuticals — 1.1%
AbbVie, Inc., 4.40%, 11/06/42	15	14,820
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	30	39,206
Merck & Co., Inc., 2.80%, 5/18/23	25	24,756
Pfizer, Inc., 7.20%, 3/15/39	35	49,221
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	6,097
		134,100
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,341
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,209
		33,550
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	30	32,125
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40	15	17,363
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	25,262
Technology Hardware, Storage & Peripherals — 0.0%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,575
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	32,842
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,979
		70,821
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	20	24,742
Vodafone Group PLC, 6.15%, 2/27/37	30	35,095
		59,837
Total Corporate Bonds — 29.5%		3,441,561

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.63%, 2/15/25	190	282,031
6.00%, 2/15/26	110	148,517
6.13%, 8/15/29	280	398,825
4.50%, 2/15/36	100	126,703
4.38%, 2/15/38	200	248,719
4.50%, 5/15/38	190	240,662
3.50%, 2/15/39	160	174,525
4.25%, 5/15/39	135	165,396
4.50%, 8/15/39	50	63,528
4.38%, 11/15/39	210	262,664
4.38%, 5/15/41	460	578,378
3.13%, 2/15/42	500	508,203
2.75%, 11/15/42	410	385,432
3.63%, 8/15/43	330	366,068
3.75%, 11/15/43	320	363,050
3.63%, 2/15/44	260	288,539
3.38%, 5/15/44	355	376,605
3.13%, 8/15/44	30	30,370

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	25

Schedule of Investments (continued)	BlackRock CoRI 2019 Fund (Percentages shown are based on Net Assets)
U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (concluded):
U.S. Treasury Notes, 2.38%, 8/15/24	$120	$120,469
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (b)	5,590	2,865,652
Total U.S. Treasury Obligations — 68.5%		7,994,336
Total Long-Term Investments (Cost — $10,509,141) — 98.0%		11,435,897
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	96,732	$96,732
Total Short-Term Securities (Cost — $96,732) — 0.8%		96,732
Total Investments (Cost — $10,605,873) — 98.8%		11,532,629
Other Assets Less Liabilities — 1.2%		143,630
Net Assets — 100.0%		$11,676,259

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	96,732	96,732	$38
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	December 2014	$141,094	$2,157
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

26	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2019 Fund
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,435,897	—	$11,435,897
Short-Term Securities	$96,732	—	—	96,732
Total	$96,732	$11,435,897	—	$11,532,629
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,157	—	—	$2,157
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $3,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	27

Schedule of Investments October 31, 2014	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp., 4.07%, 12/15/42	$20	$19,539
Northrop Grumman Corp., 4.75%, 6/01/43	20	21,164
United Technologies Corp., 4.50%, 6/01/42	65	69,375
		110,078
Air Freight & Logistics — 0.1%
FedEx Corp., 4.90%, 1/15/34	15	16,424
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,108
Banks — 0.8%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,920
Wells Fargo & Co.:
5.38%, 11/02/43	40	44,726
5.61%, 1/15/44	25	28,639
		88,285
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	26,001
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,381
PepsiCo, Inc., 4.00%, 3/05/42	30	28,838
		65,220
Biotechnology — 0.3%
Amgen, Inc., 6.40%, 2/01/39	30	37,076
Capital Markets — 1.7%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	13,763
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	73,067
6.75%, 10/01/37	55	67,429
Morgan Stanley, 6.38%, 7/24/42	30	38,627
		192,886
Chemicals — 0.6%
CF Industries, Inc.:
5.15%, 3/15/34	5	5,323
5.38%, 3/15/44	15	15,955
The Dow Chemical Co., 7.38%, 11/01/29	15	20,137
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,519
LYB International Finance BV, 4.88%, 3/15/44	5	5,170
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	12,133
		68,237
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,851
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	35	42,868
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,641
Diversified Financial Services — 3.7%
Bank of America Corp.:
5.00%, 1/21/44	65	71,029
4.88%, 4/01/44	25	26,773
Citigroup, Inc.:
8.13%, 7/15/39	50	75,249
6.68%, 9/13/43	20	25,431
5.30%, 5/06/44	5	5,314
General Electric Capital Corp.:
6.75%, 3/15/32	65	86,430
6.88%, 1/10/39	35	47,938
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
6.40%, 5/15/38	$35	$44,949
5.60%, 7/15/41	10	11,837
5.63%, 8/16/43	25	28,538
		423,488
Diversified Telecommunication Services — 4.0%
AT&T, Inc.:
6.30%, 1/15/38	45	54,375
5.35%, 9/01/40	25	26,692
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	25,679
Verizon Communications, Inc.:
6.40%, 9/15/33	130	158,348
6.55%, 9/15/43	90	113,455
4.86%, 8/21/46 (a)	85	86,682
		465,231
Electric Utilities — 2.2%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	18,828
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,942
Duke Energy Florida, Inc., 6.40%, 6/15/38	40	54,199
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,393
Georgia Power Co., 4.30%, 3/15/42	25	25,669
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	49,904
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,649
Virginia Electric & Power Co., 8.88%, 11/15/38	20	33,190
		248,774
Energy Equipment & Services — 1.2%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	28,860
Halliburton Co., 7.45%, 9/15/39	25	35,940
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	29,186
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	34,993
Williams Partners LP, 6.30%, 4/15/40	10	11,541
		140,520
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	20	25,040
Food Products — 0.7%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,438
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,106
Kraft Foods Group, Inc.:
6.88%, 1/26/39	5	6,399
5.00%, 6/04/42	15	16,004
Mondelez International, Inc., 6.50%, 2/09/40	20	25,462
		82,409
Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,190
Medtronic, Inc., 4.63%, 3/15/44	9	9,343
		15,533
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc., 6.88%, 2/15/38	25	34,269
WellPoint, Inc., 5.10%, 1/15/44	30	32,621
		66,890
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,830
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	25	34,550

See Notes to Financial Statements.

28	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (continued)	BlackRock CoRI 2021 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Insurance — 1.2%
The Allstate Corp., 4.50%, 6/15/43	$15	$15,692
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,832
AXA SA, 8.60%, 12/15/30	10	13,463
MetLife, Inc., 4.88%, 11/13/43	40	43,405
Prudential Financial, Inc., 6.63%, 12/01/37	25	32,106
The Travelers Cos., Inc., 4.60%, 8/01/43	20	21,412
		136,910
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	23,654
Media — 3.7%
21st Century Fox America, Inc., 6.40%, 12/15/35	65	82,853
Comcast Corp.:
4.25%, 1/15/33	30	30,589
6.45%, 3/15/37	45	57,886
4.65%, 7/15/42	20	21,041
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20	20,322
Discovery Communications LLC, 6.35%, 6/01/40	10	12,001
NBCUniversal Media LLC, 5.95%, 4/01/41	35	43,134
Time Warner Cable, Inc.:
6.55%, 5/01/37	25	31,458
6.75%, 6/15/39	10	12,953
Time Warner, Inc.:
7.63%, 4/15/31	45	61,468
5.35%, 12/15/43	30	32,971
Viacom, Inc., 4.38%, 3/15/43	20	18,426
		425,102
Metals & Mining — 1.3%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	19,346
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	25	27,921
Newmont Mining Corp., 6.25%, 10/01/39	10	9,986
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	21,775
Southern Copper Corp., 5.25%, 11/08/42	25	23,461
Vale Overseas Ltd., 6.88%, 11/10/39	40	45,345
		147,834
Multiline Retail — 0.3%
Target Corp., 4.00%, 7/01/42	40	38,409
Oil, Gas & Consumable Fuels — 2.3%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	10	12,102
ConocoPhillips, 6.50%, 2/01/39	25	33,157
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	40,530
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	34,836
Encana Corp., 6.50%, 2/01/38	25	30,869
Hess Corp., 5.60%, 2/15/41	25	28,330
Phillips 66, 5.88%, 5/01/42	20	23,883
Suncor Energy, Inc., 6.50%, 6/15/38	40	52,254
Valero Energy Corp., 6.63%, 6/15/37	5	6,147
		262,108
Pharmaceuticals — 1.6%
AbbVie, Inc., 4.40%, 11/06/42	20	19,761
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,672
Merck & Co., Inc.:
2.80%, 5/18/23	50	49,512
4.15%, 5/18/43	15	15,588
Pfizer, Inc., 7.20%, 3/15/39	40	56,252
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	12,194
		185,979
Corporate Bonds	Par (000)	Value
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	$5	$6,341
Norfolk Southern Corp., 4.84%, 10/01/41	30	32,651
		38,992
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	37,479
Software — 0.3%
Oracle Corp., 5.38%, 7/15/40	30	34,725
Specialty Retail — 0.2%
The Home Depot, Inc., 5.88%, 12/16/36	20	25,262
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,575
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	27,368
Philip Morris International, Inc., 4.88%, 11/15/43	35	37,979
		65,347
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	25	30,928
Vodafone Group PLC, 6.15%, 2/27/37	35	40,944
		71,872
Total Corporate Bonds — 32.1%		3,692,187

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.75%, 8/15/26	130	186,834
5.50%, 8/15/28	30	39,984
5.25%, 2/15/29	30	39,286
6.13%, 8/15/29	45	64,097
4.75%, 2/15/37	50	65,500
4.38%, 2/15/38	190	236,283
4.50%, 5/15/38	260	329,327
3.50%, 2/15/39	55	59,993
4.25%, 5/15/39	190	232,780
4.50%, 8/15/39	30	38,116
4.38%, 11/15/39	120	150,094
4.38%, 5/15/41	230	289,189
2.75%, 11/15/42	230	216,218
3.63%, 8/15/43	270	299,510
3.75%, 11/15/43	200	226,906
3.63%, 2/15/44	205	227,502
3.38%, 5/15/44	115	121,999
3.13%, 8/15/44	230	232,839
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (b)	9,760	4,578,270
Total U.S. Treasury Obligations — 66.4%		7,634,727
Total Long-Term Investments (Cost — $10,298,118) — 98.5%		11,326,914

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	98,557	98,557
Total Short-Term Securities (Cost — $98,557) — 0.8%		98,557
Total Investments (Cost — $10,396,675) — 99.3%		11,425,471
Other Assets Less Liabilities — 0.7%		77,109
Net Assets — 100.0%		$11,502,580

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	29

Schedule of Investments (concluded)	BlackRock CoRI 2021 Fund

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
Investments in issuers considered to be an affiliate of the Fund during the year ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 Act, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	98,557	98,557	$52
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	December 2014	$141,094	$2,157
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, and derivative financial instruments, please refer to Note 2 of the Notes to financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,326,914	—	$11,326,914
Short-Term Securities	$98,557	—	—	98,557
Total	$98,557	$11,326,914	—	$11,425,471
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,157	—	—	$2,157
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

30	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments October 31, 2014	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Advertising Agencies — 0.0%
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	$5	$4,929
Aerospace & Defense — 1.1%
Lockheed Martin Corp., 4.07%, 12/15/42	25	24,423
Northrop Grumman Corp., 4.75%, 6/01/43	15	15,873
United Technologies Corp., 4.50%, 6/01/42	80	85,385
		125,681
Air Freight & Logistics — 0.2%
FedEx Corp., 4.90%, 1/15/34	20	21,899
Automobiles — 0.2%
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,662
Banks — 0.7%
Fifth Third Bancorp, 8.25%, 3/01/38	10	14,920
Wells Fargo & Co.
5.38%, 11/02/43	40	44,726
5.61%, 1/15/44	25	28,639
		88,285
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	25	26,001
Molson Coors Brewing Co., 5.00%, 5/01/42	10	10,381
PepsiCo, Inc., 4.00%, 3/05/42	35	33,644
		70,026
Biotechnology — 0.4%
Amgen, Inc., 6.40%, 2/01/39	35	43,255
Capital Markets — 1.8%
Credit Suisse USA, Inc., 7.13%, 7/15/32	25	34,408
The Goldman Sachs Group, Inc.:
6.13%, 2/15/33	60	73,067
6.75%, 10/01/37	55	67,429
Morgan Stanley, 6.38%, 7/24/42	30	38,627
		213,531
Chemicals — 0.6%
CF Industries, Inc.
5.15%, 3/15/34	5	5,323
5.38%, 3/15/44	15	15,955
The Dow Chemical Co., 7.38%, 11/01/29	10	13,425
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,519
LYB International Finance BV, 4.88%, 3/15/44	5	5,170
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	18,199
		67,591
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 6.13%, 11/30/39	15	18,851
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	40	48,992
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	10	9,641
Diversified Financial Services — 4.2%
Bank of America Corp.
5.00%, 1/21/44	75	81,956
4.88%, 4/01/44	25	26,773
Citigroup, Inc.
8.13%, 7/15/39	60	90,299
6.68%, 9/13/43	20	25,431
5.30%, 5/06/44	10	10,628
Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
General Electric Capital Corp.
6.75%, 3/15/32	$75	$99,727
5.88%, 1/14/38	15	18,406
6.88%, 1/10/39	40	54,787
JPMorgan Chase & Co.
6.40%, 5/15/38	35	44,949
5.60%, 7/15/41	10	11,837
5.63%, 8/16/43	30	34,245
		499,038
Diversified Telecommunication Services — 4.5%
AT&T, Inc.
6.30%, 1/15/38	55	66,458
5.35%, 9/01/40	35	37,369
Telefonica Emisiones SAU, 7.05%, 6/20/36	20	25,679
Verizon Communications, Inc.
6.40%, 9/15/33	145	176,619
6.55%, 9/15/43	100	126,061
4.86%, 8/21/46 (a)	100	101,979
		534,165
Electric Utilities — 2.4%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	25	31,380
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,942
Duke Energy Florida, Inc., 6.40%, 6/15/38	45	60,973
Exelon Generation Co. LLC, 6.25%, 10/01/39	20	23,393
Georgia Power Co., 4.30%, 3/15/42	35	35,937
Pacific Gas & Electric Co., 6.05%, 3/01/34	45	56,143
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,649
Virginia Electric & Power Co., 8.88%, 11/15/38	20	33,190
		284,607
Energy Equipment & Services — 1.2%
Enterprise Products Operating LLC, 5.70%, 2/15/42	25	28,860
Halliburton Co., 7.45%, 9/15/39	25	35,940
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38	25	29,186
TransCanada PipeLines Ltd., 7.63%, 1/15/39	25	34,993
Williams Partners LP, 6.30%, 4/15/40	15	17,312
		146,291
Food & Staples Retailing — 0.2%
CVS Health Corp., 6.13%, 9/15/39	20	25,040
Food Products — 0.9%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,439
Kellogg Co., Series B, 7.45%, 4/01/31	10	13,106
Kraft Foods Group, Inc.
6.88%, 1/26/39	10	12,798
5.00%, 6/04/42	20	21,338
Mondelez International, Inc., 6.50%, 2/09/40	30	38,193
		106,874
Health Care Equipment & Supplies — 0.1%
Express Scripts Holding Co., 6.13%, 11/15/41	5	6,190
Medtronic, Inc., 4.63%, 3/15/44	10	10,381
		16,571
Health Care Providers & Services — 0.6%
UnitedHealth Group, Inc., 6.88%, 2/15/38	30	41,123
WellPoint, Inc., 5.10%, 1/15/44	30	32,621
		73,744
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,830

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	31

Schedule of Investments (continued)	BlackRock CoRI 2023 Fund (Percentages shown are based on Net Assets)
Corporate Bonds	Par (000)	Value
Household Products — 0.3%
Kimberly-Clark Corp., 6.63%, 8/01/37	$25	$34,550
Insurance — 1.4%
The Allstate Corp., 4.50%, 6/15/43	20	20,923
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,832
AXA SA, 8.60%, 12/15/30	15	20,194
MetLife, Inc., 4.88%, 11/13/43	45	48,830
Prudential Financial, Inc., 6.63%, 12/01/37	30	38,527
The Travelers Cos., Inc., 4.60%, 8/01/43	20	21,412
		160,718
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	23,654
Media — 4.1%
21st Century Fox America, Inc., 6.40%, 12/15/35	70	89,227
Comcast Corp.:
4.25%, 1/15/33	35	35,687
6.45%, 3/15/37	50	64,317
4.65%, 7/15/42	30	31,561
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	20	20,322
Discovery Communications LLC, 6.35%, 6/01/40	10	12,001
NBCUniversal Media LLC, 5.95%, 4/01/41	40	49,296
Time Warner Cable, Inc.
6.55%, 5/01/37	30	37,749
6.75%, 6/15/39	10	12,953
Time Warner, Inc.:
7.63%, 4/15/31	45	61,468
5.35%, 12/15/43	35	38,466
Viacom, Inc., 4.38%, 3/15/43	20	18,427
The Walt Disney Co., 4.13%, 6/01/44	15	15,454
		486,928
Metals & Mining — 1.4%
Barrick North America Finance LLC, 5.75%, 5/01/43	20	19,346
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	30	33,506
Newmont Mining Corp., 6.25%, 10/01/39	15	14,979
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	25	27,219
Southern Copper Corp., 5.25%, 11/08/42	25	23,461
Vale Overseas Ltd., 6.88%, 11/10/39	45	51,013
		169,524
Multiline Retail — 0.4%
Target Corp., 4.00%, 7/01/42	45	43,210
Oil, Gas & Consumable Fuels — 2.6%
Canadian Natural Resources Ltd., 6.25%, 3/15/38	20	24,204
ConocoPhillips, 6.50%, 2/01/39	30	39,789
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	40,530
Devon Financing Corp. LLC, 7.88%, 9/30/31	25	34,836
Encana Corp., 6.50%, 2/01/38	25	30,869
Hess Corp., 5.60%, 2/15/41	30	33,996
MidAmerican Energy Holdings Co., 6.50%, 9/15/37	10	13,163
Phillips 66, 5.88%, 5/01/42	15	17,912
Suncor Energy, Inc., 6.50%, 6/15/38	45	58,785
Valero Energy Corp., 6.63%, 6/15/37	10	12,294
		306,378
Pharmaceuticals — 1.7%
AbbVie, Inc., 4.40%, 11/06/42	20	19,760
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	25	32,672
Merck & Co., Inc.:
2.80%, 5/18/23	50	49,512
4.15%, 5/18/43	25	25,980
Pfizer, Inc., 7.20%, 3/15/39	45	63,284
Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	$10	$12,194
		203,402
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	10	12,681
Norfolk Southern Corp., 4.84%, 10/01/41	35	38,093
		50,774
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 4.80%, 10/01/41	35	37,479
Software — 0.4%
Oracle Corp., 5.38%, 7/15/40	45	52,087
Specialty Retail — 0.3%
The Home Depot, Inc., 5.88%, 12/16/36	25	31,578
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett-Packard Co., 6.00%, 9/15/41	5	5,575
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	25	27,368
Philip Morris International, Inc., 4.88%, 11/15/43	40	43,405
		70,773
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	30	37,114
Vodafone Group PLC, 6.15%, 2/27/37	40	46,793
		83,907
Total Corporate Bonds — 35.5%		4,208,040

U.S. Treasury Obligations
U.S. Treasury Bonds:
5.50%, 8/15/28	40	53,312
4.75%, 2/15/37	100	131,000
4.38%, 2/15/38	130	161,667
4.50%, 5/15/38	220	278,661
3.50%, 2/15/39	175	190,887
4.25%, 5/15/39	180	220,528
4.38%, 11/15/39	70	87,555
4.38%, 5/15/41	30	37,720
2.75%, 11/15/42	50	47,004
3.63%, 8/15/43	130	144,209
3.75%, 11/15/43	400	453,812
3.63%, 2/15/44	130	144,270
3.38%, 5/15/44	100	106,086
3.13%, 8/15/44	165	167,037
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (b)	12,895	5,227,581
Total U.S. Treasury Obligations — 62.9%		7,451,329
Total Long-Term Investments (Cost — $10,473,796) — 98.4%		11,659,369

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (c)(d)	127,896	127,896
Total Short-Term Securities (Cost — $127,896) — 1.1%		127,896
Total Investments (Cost — $10,601,692) — 99.5%		11,787,265
Other Assets Less Liabilities — 0.5%		62,150
Net Assets — 100.0%		$11,849,415

See Notes to Financial Statements.

32	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Schedule of Investments (concluded)	BlackRock CoRI 2023 Fund

Notes to Schedule of Investments

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)
Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,896	127,896	$52
(d)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of October 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1	U.S. Treasury Long Bond	Chicago Board of Trade	December 2014	USD 141,094	$2,157
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$11,659,369	—	$11,659,369
Short-Term Securities	$127,896	—	—	127,896
Total	$127,896	$11,659,369	—	$11,787,265
[1]	See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,157	—	—	$2,157
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of October 31, 2014, cash pledged for financial futures contracts of $8,000 is categorized as Level 1 within the disclosure hierarchy.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	33

Statements of Assets and Liabilities

October 31, 2014	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund
Assets
Investments at value — unaffiliated[1]	$10,819,948	$11,014,714	$11,435,897	$11,326,914	$11,659,369
Investments at value — affiliated[2]	127,311	95,397	96,732	98,557	127,896
Cash pledged for financial futures contracts	3,000	3,000	3,000	8,000	8,000
Interest receivable	68,857	92,815	100,538	81,912	78,873
Investments sold receivable	37,620	13,505	54,976	103,635	118,140
Investment advisor receivable	20,740	20,635	20,383	20,501	20,416
Capital shares sold receivable	8,000	—	—	100	—
Deferred offering costs	36,394	36,290	36,290	36,290	36,290
Prepaid expenses	1,270	1,270	1,270	1,270	1,270
Total assets	11,123,140	11,277,626	11,749,086	11,677,179	12,050,254

Liabilities
Investments purchased payable	50,752	—	10,316	112,189	137,686
Officer’s and Trustees’ fees payable	1,417	1,416	1,413	1,415	1,414
Variation margin payable on financial futures contracts	469	469	469	469	469
Capital shares redeemed payable	—	—	—	—	681
Service fees payable	13	14	149	23	55
Other accrued expenses payable	60,696	60,652	60,480	60,503	60,534
Total liabilities	113,347	62,551	72,827	174,599	200,839
Net Assets	$11,009,793	$11,215,075	$11,676,259	$11,502,580	$11,849,415

Net Assets Consist of
Paid-in capital	$10,037,887	$10,072,244	$10,316,252	$10,077,367	$10,266,167
Undistributed net investment income	249,270	265,158	288,263	287,965	298,900
Accumulated net realized gain	38,579	55,585	142,831	106,295	96,618
Net unrealized appreciation/depreciation	684,057	822,088	928,913	1,030,953	1,187,730
Net Assets	$11,009,793	$11,215,075	$11,676,259	$11,502,580	$11,849,415
[1] Investments at cost — unaffiliated	$10,138,048	$10,194,783	$10,509,141	$10,298,118	$10,473,796
[2] Investments at cost — affiliated	$127,311	$95,397	$96,732	$98,557	$127,896

Net Asset Value
Institutional:
Net assets	$10,939,028	$11,119,979	$11,417,649	$11,390,009	$11,540,254
Shares outstanding[3]	998,000	998,938	1,010,173	998,157	998,000
Net asset value	$10.96	$11.13	$11.30	$11.41	$11.56
Investor A:
Net assets	$70,765	$95,096	$258,610	$112,571	$309,161
Shares outstanding[3]	6,467	8,558	22,912	9,883	26,789
Net asset value	$10.94	$11.11	$11.29	$11.39	$11.54

[3] Unlimited number of shares authorized, no par value.

See Notes to Financial Statements.

34	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Statements of Operations

Period January 31, 2014[1] to October 31, 2014	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund	BlackRock CoRI 2023 Fund
Investment Income
Interest	$258,788	$274,760	$298,481	$297,677	$308,750
Income — affiliated	47	31	38	52	52
Total income	258,835	274,791	298,519	297,729	308,802

Expenses
Investment advisory	23,322	23,507	24,374	23,817	24,118
Administration	3,887	3,918	4,062	3,970	4,020
Service — Investor A	69	63	566	91	193
Transfer agent — Institutional	180	185	187	180	180
Transfer agent — Investor A	110	88	84	76	76
Organization and offering	127,093	127,059	127,059	127,059	127,059
Professional	56,320	56,320	56,320	56,320	56,320
Printing	6,722	6,722	6,722	6,722	6,722
Officer and Trustees	4,874	4,874	4,874	4,875	4,874
Custodian	3,197	3,105	2,890	2,829	2,890
Registration	2,529	2,529	2,529	2,529	2,529
Accounting services	1,769	1,769	1,800	1,800	1,800
Miscellaneous	7,743	7,744	7,744	7,745	7,772
Total expenses	237,815	237,883	239,211	238,013	238,553
Less fees waived by Manager	(22,737)	(22,921)	(23,788)	(23,230)	(23,610)
Less fees reimbursed by Manager	(191,398)	(191,119)	(190,212)	(190,616)	(190,456)
Less fees waived by Administrator	(3,887)	(3,918)	(4,062)	(3,970)	(4,020)
Less transfer agent fees waived and/or reimbursed — Institutional	(180)	(185)	(187)	(180)	(180)
Less transfer agent fees waived and/or reimbursed — Investor A	(109)	(87)	(84)	(76)	(75)
Total expenses after fees waived and/or reimbursed	19,504	19,653	20,878	19,941	20,212
Net investment income	239,331	255,138	277,641	277,788	288,590

Realized and Unrealized Gain
Net realized gain from:
Investments	29,770	46,776	134,022	91,615	81,936
Financial futures contracts	8,809	8,809	8,809	14,680	14,682
	38,579	55,585	142,831	106,295	96,618
Net change in unrealized appreciation/depreciation on:
Investments	681,900	819,931	926,756	1,028,796	1,185,573
Financial futures contracts	2,157	2,157	2,157	2,157	2,157
	684,057	822,088	928,913	1,030,953	1,187,730
Net realized and unrealized gain	722,636	877,673	1,071,744	1,137,248	1,284,348
Net Increase in Net Assets Resulting from Operations	$961,967	$1,132,811	$1,349,385	$1,415,036	$1,572,938

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	35

Statements of Changes in Net Assets

	Period January 31, 2014[1] to October 31, 2014
Increase in Net Assets:	BlackRock CoRI 2015 Fund	BlackRock CoRI 2017 Fund
Operations
Net investment income	$239,331	$255,138
Net realized gain	38,579	55,585
Net change in unrealized appreciation/depreciation	684,057	822,088
Net increase in net assets resulting from operations	961,967	1,132,811

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,027,826	10,062,264

Net Assets
Total increase in net assets	10,989,793	11,195,075
Beginning of period	20,000	20,000
End of period	$11,009,793	$11,215,075
Undistributed net investment income, end of period	$249,270	$265,158

	Period January 31, 2014[1] to October 31, 2014
Increase in Net Assets:	BlackRock CoRI 2019 Fund	BlackRock CoRI 2021 Fund
Operations
Net investment income	$277,641	$277,788
Net realized gain	142,831	106,295
Net change in unrealized appreciation/depreciation	928,913	1,030,953
Net increase in net assets resulting from operations	1,349,385	1,415,036

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,306,874	10,067,544

Net Assets
Total increase in net assets	11,656,259	11,482,580
Beginning of period	20,000	20,000
End of period	$11,676,259	$11,502,580
Undistributed net investment income, end of period	$288,263	$287,965

[1]	Commencement of operations.

See Notes to Financial Statements.

36	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Statements of Changes in Net Assets (concluded)

Period January 31, 2014[1] to October 31, 2014
Increase in Net Assets:	BlackRock CoRI 2023 Fund
Operations
Net investment income	$288,590
Net realized gain	96,618
Net change in unrealized appreciation/depreciation	1,187,730
Net increase in net assets resulting from operations	1,572,938

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,256,477

Net Assets
Total increase in net assets	11,829,415
Beginning of period	20,000
End of period	$11,849,415
Undistributed net investment income, end of period	$298,900

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	37

Financial Highlights	BlackRock CoRI 2015 Fund

	Period January 31, 2014[1] to October 31, 2014
	Institutional		Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00
Net investment income[2]	0.24		0.22
Net realized and unrealized gain	0.72		0.72
Net increase from investment operations	0.96		0.94
Net asset value, end of period	$10.96		$10.94

Total Return[3]
Based on net asset value	9.60%	[4]	9.40%	[4]

Ratio to Average Net Assets
Total expenses	2.64%	[5,6]	3.12%	[5,6]
Net expenses after fees waived and/or reimbursed	0.25%	[5]	0.50%	[5]
Net investment income	3.08%	[5]	2.80%	[5]

Supplemental Data
Net assets, end of period (000)	$10,939		$71
Portfolio turnover rate	10%		10%

BlackRock CoRI 2017 Fund

	Period January 31, 2014[1] to October 31, 2014
	Institutional		Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00
Net investment income[2]	0.25		0.23
Net realized and unrealized gain	0.88		0.88
Net increase from investment operations	1.13		1.11
Net asset value, end of period	$11.13		$11.11

Total Return[3]
Based on net asset value	11.30%	[4]	11.10%	[4]

Ratios to Average Net Assets
Total expenses	2.62%	[5,7]	3.09%	[5,7]
Total expenses after fees waived and/or reimbursed	0.25%	[5]	0.50%	[5]
Net investment income	3.26%	[5]	2.96%	[5]

Supplemental Data
Net assets, end of period (000)	$11,120		$95
Portfolio turnover rate	10%		10%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.06% and 3.48%, respectively.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.03% and 3.46%, respectively.

See Notes to Financial Statements.

38	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Financial Highlights	BlackRock CoRI 2019 Fund

	Period January 31, 2014[1] to October 31, 2014
	Institutional		Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00
Net investment income[2]	0.27		0.25
Net realized and unrealized gain	1.03		1.04
Net increase from investment operations	1.30		1.29
Net asset value, end of period	$11.30		$11.29

Total Return[3]
Based on net asset value	13.00%	[4]	12.90%	[4]

Ratios to Average Net Assets
Total expenses	2.55%	[5,6]	2.39%	[5,6]
Total expenses after fees waived and/or reimbursed	0.25%	[5]	0.50%	[5]
Net investment income	3.43%	[5]	3.02%	[5]

Supplemental Data
Net assets, end of period (000)	$11,418		$259
Portfolio turnover rate	29%		29%

BlackRock CoRI 2021 Fund

	Period January 31, 2014[1] to October 31, 2014
	Institutional		Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00
Net investment income[2]	0.37		0.32
Net realized and unrealized gain	1.04		1.07
Net increase (decrease) from investment operations	1.41		1.39
Net asset value, end of period	$11.41		$11.39

Total Return[3]
Based on net asset value	14.10%	[4]	13.90%	[4]

Ratios to Average Net Assets
Total expenses	2.58%	[5,7]	2.83%	[5,7]
Total expenses after fees waived and/or reimbursed	0.25%	[5]	0.50%	[5]
Net investment income	3.50%	[5]	3.16%	[5]

Supplemental Data
Net assets, end of period (000)	$11,390		$113
Portfolio turnover rate	19%		19%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.95% and 2.66%, respectively.
[7]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00% and 3.16%, respectively.

See Notes to Financial Statements.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	39

Financial Highlights (concluded)	BlackRock CoRI 2023 Fund

	Period January 31, 2014[1] to October 31, 2014
	Institutional		Investor A
Per Share Operating Performance
Net asset value, beginning of period	$10.00		$10.00
Net investment income[2]	0.29		0.27
Net realized and unrealized gain	1.27		1.27
Net increase from investment operations	1.56		1.54
Net asset value, end of period	$11.56		$11.54

Total Return[3]
Based on net asset value	15.60%	[4]	15.40%	[4]

Ratios to Average Net Assets
Total expenses	2.56%	[5,6]	2.60%	[5,6]
Total expenses after fees waived and/or reimbursed	0.25%	[5]	0.50%	[5]
Net investment income	3.59%	[5]	3.22%	[5]

Supplemental Data
Net assets, end of period (000)	$11,540		$309
Portfolio turnover rate	20%		20%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional Shares would have been 2.97% and 2.90%, respectively.

See Notes to Financial Statements.

40	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Notes to Financial Statements

1. Organization:

BlackRock CoRI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock CoRI 2015 Fund (“CoRI 2015 Fund”), BlackRock CoRI 2017 Fund (“CoRI 2017 Fund”), BlackRock CoRI 2019 Fund (“CoRI 2019 Fund”), BlackRock CoRI 2021 Fund (“CoRI 2021 Fund”) and BlackRock CoRI 2023 Fund (“CoRI 2023 Fund”) (collectively the “Funds” and each, a “Fund”), are each a series of the Trust.

Prior to commencement of operations on January 31, 2014, each Fund had no operations other than the sale of 1,000 Institutional Shares and 1,000 Investor A Shares at $10,000 each on October 22, 2013 to BlackRock Holdco 2, Inc., an affiliate of the Funds. Investment operations for the Funds commenced on January 31, 2014.

Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares, and also bear certain expenses related to the distribution of such shares. Investor A Shares have exclusive voting rights with respect to matters relating to its shareholder servicing and expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	41

Notes to Financial Statements (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock Inc. (“BlackRock”). The Manager reimbursed each Fund $40,000, which is included in fees reimbursed by Manager in the Statements of Operations. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Stripped Mortgage-Backed Securities: The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

42	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of October 31, 2014
		Derivative Assets
		CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
	Statements of Assets and Liabilities Location
Interest rate contracts:
Financial futures contracts	Net unrealized appreciation[1]	$2,157	$2,157	$2,157	$2,157	$2,157
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Period Ended October 31, 2014
	Net Realized Gain From			Net Change in Unrealized Appreciation/Depreciation on
	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund
Interest rate contracts:
Financial futures contracts	$8,809	$8,809	$8,809	$2,157	$2,157	$2,157

	CoRI 2021 Fund	CoRI 2023 Fund		CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Financial futures contracts	$14,680	$14,682		$2,157	$2,157

For the period January 31, 20142 to October 31, 2014, the average balances of outstanding derivative financial instruments were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Interest rate contracts:
Average number of contracts purchased	1	1	1	2	2
Average notional value of contracts purchased	$136,758	$136,758	$136,758	$204,227	$204,227
[2]	Commencement of operations.
BLACKROCK CORI FUNDS	OCTOBER 31, 2014	43

Notes to Financial Statements (continued)

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.30%
$1 Billion - $3 Billion	0.28%
$3 Billion - $5 Billion	0.27%
$5 Billion - $10 Billion	0.26%
Greater than $10 Billion	0.26%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the period ended October 31, 2014, the amounts waived were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Amounts waived	$107	$71	$87	$117	$ 116

The Manager agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitation as a percentage of average daily net assets for each Fund is as follows:

	Contractual[1]	Voluntary[2]
Institutional	0.58%	0.25%
Investor A	0.83%	0.50%
[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board, including a majority of the Independent Trustees.
[2]	The voluntary waiver or reimbursement may be reduced or discontinued at any time.
44	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

These amounts waived and/or reimbursed are included in fees waived by Manager, fees reimbursed by Manager, fees waived by administrator and transfer agent fees waived and/or reimbursed — class specific. For the period ended October 31, 2014, the amounts included in fees waived by Manager are as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund

Amounts waived	$22,630	$22,850	$23,701	$23,113	$23,494

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On October 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Fund	$151,363	$151,124	$150,262	$150,615	$150,439
Institutional	$180	$185	$187	$180	$180
Investor A	$109	$87	$84	$76	$75

The Manager has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees with respect to its Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets attributable to each Fund’s Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager acts as administrator for the Funds. For these services, each Fund pays the administrator a fee computed daily and payable monthly based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million - $1 Billion	0.04%
Greater than $1 Billion	0.03%
BLACKROCK CORI FUNDS	OCTOBER 31, 2014	45

Notes to Financial Statements (continued)

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period ended October 31, 2014, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	$31	$32	$31	$31	$31
Investor A	$18	$10	$10	$9	$9

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

6. Purchases and Sales:

For the period ended October 31, 2014, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$3,552,181	$3,553,167	$3,890,721	$4,047,770	$ 4,585,274
U.S. Government Securities	$7,519,907	$7,585,521	$9,527,413	$8,067,652	$ 7,817,179
Total Purchases	$11,072,088	$11,138,688	$13,418,134	$12,115,422	$12,402,453

Sales	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Non-U.S. Government Securities	$349,701	$419,325	$638,344	$560,785	$ 606,082
U.S. Government Securities	$696,226	$616,102	$2,455,514	$1,448,612	$ 1,521,390
Total sales	$1,045,927	$1,035,427	$3,093,858	$2,009,397	$ 2,127,472

7. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the period ended October 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of October 31, 2014, the following permanent differences attributable to non-deductible expenses were reclassified to the following accounts:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Paid-in capital	$(9,939)	$(10,020)	$(10,622)	$(10,177)	$(10,310)
Undistributed net investment income	$9,939	$10,020	$10,622	$10,177	$10,310
46	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (continued)

As of October 31, 2014, the tax components of accumulated net earnings were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Undistributed ordinary income	$283,673	$316,338	$427,744	$386,382	$389,066
Undistributed long-term capital gains	6,579	6,579	6,579	10,102	10,103
Net unrealized gains[1]	681,654	819,914	925,684	1,028,729	1,184,079
Total	$971,906	$1,142,831	$1,360,007	$1,425,213	$1,583,248
[1]	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures contracts.

As of October 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Tax cost	$10,265,605	$10,290,197	$10,606,945	$10,396,742	$10,603,186
Gross unrealized appreciation	$681,654	$820,511	$930,851	$1,030,242	$1,188,125
Gross unrealized depreciation	—	(597)	(5,167)	(1,513)	(4,046)
Net unrealized appreciation	$681,654	$819,914	$925,684	$1,028,729	$1,184,079

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the period ended October 31, 2014.

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and derivatives. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	47

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Period January 31, 2014[1] to October 31, 2014
CoRI 2015 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	5,467	$57,826
Net increase	5,467	$57,826
Total Net Increase	1,002,467	$10,027,826

	Period January 31, 2014[1] to October 31, 2014
CoRI 2017 Fund	Shares	Amount
Institutional
Shares sold	997,938	$9,980,000
Net increase	997,938	$9,980,000

Investor A
Shares sold	8,498	$92,302
Shares redeemed	(940)	(10,038)
Net increase	7,558	$82,264
Total Net Increase	1,005,496	$10,062,264

	Period January 31, 2014[1] to October 31, 2014
CoRI 2019 Fund	Shares	Amount
Institutional
Shares sold	1,009,173	$10,102,447
Net increase	1,009,173	$10,102,447

Investor A
Shares sold	92,432	$1,008,341
Shares redeemed	(70,520)	(803,914)
Net increase	21,912	$204,427
Total Net Increase	1,031,085	$10,306,874
48	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Notes to Financial Statements (concluded)
	Period January 31, 2014[1] to October 31, 2014
CoRI 2021 Fund	Shares	Amount
Institutional
Shares sold	997,157	$9,971,700
Net increase	997,157	$9,971,700

Investor A
Shares sold	10,873	$118,051
Shares redeemed	(1,990)	(22,207)
Net increase	8,883	$95,844
Total Net Increase	1,006,040	$10,067,544

	Period January 31, 2014[1] to October 31, 2014
CoRI 2023 Fund	Shares	Amount
Institutional
Shares sold	997,000	$9,970,000
Net increase	997,000	$9,970,000

Investor A
Shares sold	29,539	$329,072
Shares redeemed	(3,750)	(42,595)
Net increase	25,789	$286,477
Total Net Increase	1,022,789	$10,256,477
[1]	Commencement of operations.

At October 31, 2014, shares owned by affiliates were as follows:

	CoRI 2015 Fund	CoRI 2017 Fund	CoRI 2019 Fund	CoRI 2021 Fund	CoRI 2023 Fund
Institutional	998,000	998,000	998,000	998,000	998,000
Investor A	2,000	2,000	2,000	2,000	2,000

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Funds, can borrow up to $1.6 billion, subject to asset coverage and other limitations as specified in the agreement.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	49

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund, and BlackRock CoRI 2023 Fund and the Board of Trustees of BlackRock CoRI Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund, and BlackRock CoRI 2023 Fund (the “Funds”), each a series of BlackRock CoRI Funds, as of October 31, 2014, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period January 31, 2014 (commencement of operations) to October 31, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock CoRI 2015 Fund, BlackRock CoRI 2017 Fund, BlackRock CoRI 2019 Fund, BlackRock CoRI 2021 Fund, and BlackRock CoRI 2023, each a series of BlackRock CoRI Funds, as of October 31, 2014, the result of their operations, the changes in their net assets, and their financial highlights for the period January 31, 2014 (commencement of operations) to October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2014

50	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Officers and Trustees
Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]

Robert M. Hernandez 1944	Chairman of the Board and Trustee	Since 2014	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	29 RICs consisting of 97 Portfolios	ACE Limited (insurance company); Eastman Chemical Company; RTI International Metals, Inc.

Fred G. Weiss 1941	Vice Chairman of the Board and Trustee	Since 2014
Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercialization company) from 2001 to 2007.
				29 RICs consisting of 97 Portfolios	Actavis, plc, (pharmaceuticals)

James H. Bodurtha 1944	Trustee	Since 2014
Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.
				29 RICs consisting of 97 Portfolios	None

Bruce R. Bond 1946	Trustee	Since 2014
Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
				29 RICs consisting of 97 Portfolios	None

Donald W. Burton 1944	Trustee	Since 2014
Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest from 2006 to 2012.
				29 RICs consisting of 97 Portfolios	None

Honorable Stuart E. Eizenstat 1943	Trustee	Since 2014
Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.
				29 RICs consisting of 97 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)

Kenneth A. Froot 1957	Trustee	Since 2014	Professor, Harvard University since 1992.	29 RICs consisting of 97 Portfolios	None

John F. O’Brien 1943	Trustee	Since 2014	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007.	29 RICs consisting of 97 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

Roberta Cooper Ramo 1942	Trustee	Since 2014
Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008.
				29 RICs consisting of 97 Portfolios	None

David H. Walsh 1941	Trustee	Since 2014
Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, Ruckelshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997.
				29 RICs consisting of 97 Portfolios	None
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.

[2] Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation or removal as provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 74.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	51

Officers and Trustees (continued)
Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Trustee[3]

Paul L. Audet 1953	Trustee	Since 2014
Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.
				141 RICs consisting of 329 Portfolios	None
Laurence D. Fink 1952	Trustee	Since 2014
Chairman and Chief Executive Officer of BlackRock since its formation in 1998 and of BlackRock’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.
				29 RICs consisting of 97 Portfolios	BlackRock, Inc.
Henry Gabbay 1947	Trustee	Since 2014
Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.
				141 RICs consisting of 329 Portfolios	None

[3] Messrs. Audet and Fink are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Interested Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

52	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Officers and Trustees (concluded)
Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]

John M. Perlowski 1964	President and Chief Executive Officer	Since 2014
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.

Neal Andrews 1966	Chief Financial Officer	Since 2014	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 1970	Treasurer	Since 2014
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Benjamin Archibald 1975	Secretary	Since 2014
Managing Director of BlackRock since 2014; Director of BlackRock, Inc. from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Effective September 10, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019
Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809
BLACKROCK CORI FUNDS	OCTOBER 31, 2014	53

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54	BLACKROCK CORI FUNDS	OCTOBER 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK CORI FUNDS	OCTOBER 31, 2014	55

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

CoRI-10/14-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez Fred G. Weiss Stuart E. Eizenstat

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock CoRI 2015 Fund	$35,350	N/A	$0	N/A	$15,000	N/A	$0	N/A
BlackRock CoRI 2017 Fund	$35,350	N/A	$0	N/A	$15,000	N/A	$0	N/A
BlackRock CoRI 2019 Fund	$35,350	N/A	$0	N/A	$15,000	N/A	$0	N/A
BlackRock CoRI 2021 Fund	$35,350	N/A	$0	N/A	$15,000	N/A	$0	N/A
BlackRock CoRI 2023 Fund	$35,350	N/A	$0	N/A	$15,000	N/A	$0	N/A

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is
2

subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	N/A
(c) Tax Fees[2]	$0	N/A
(d) All Other Fees[3]	$2,555,000	N/A

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:
3

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock CoRI 2015 Fund	$15,000	N/A
BlackRock CoRI 2017 Fund	$15,000	N/A
BlackRock CoRI 2019 Fund	$15,000	N/A
BlackRock CoRI 2021 Fund	$15,000	N/A
BlackRock CoRI 2023 Fund	$15,000	N/A

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current fiscal year of $2,555,000 was billed by D&T to the Investment Adviser.
(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period
4

covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto
5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: January 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: January 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

Date: January 2, 2015

6